THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2024 (Unaudited)

Schedule of Investments

Common Stock — 96.9%

	SHARES	VALUE

Argentina — 4.9%
MercadoLibre *	38,647	$66,156,321

Canada — 3.0%
Shopify, Cl A *	516,444	41,351,671

Germany — 0.9%
Zalando *	602,616	12,032,164

India — 8.6%
Asian Paints	547,316	19,441,507
Bajaj Finance	224,584	18,589,162
HDFC Bank	1,748,889	30,755,735
Titan	1,099,704	48,934,448

		117,720,852

Japan — 4.1%
Keyence	123,200	55,119,418

Netherlands — 11.3%
Adyen *	49,161	61,656,860
ASML Holding, Cl G	91,060	79,205,809
IMCD	83,588	12,758,878

		153,621,547

Switzerland — 2.9%
Sika	144,086	39,776,092

United States — 61.2%
Airbnb, Cl A *	90,345	13,022,328
Align Technology *	69,167	18,489,723
Alphabet, Cl A *	301,652	42,261,445
Alphabet, Cl C *	59,397	8,422,495
Amazon.com *	448,588	69,620,858
Atlassian, Cl A *	154,314	38,543,008
Axon Enterprise *	176,734	44,017,370
Block, Cl A *	477,232	31,024,852
Cloudflare, Cl A *	432,375	34,179,244
Dexcom *	604,004	73,295,885

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2024 (Unaudited)

Common Stock — continued

	SHARES	VALUE

United States — (continued)
DoorDash, Cl A *	314,006	$32,719,425
Edwards Lifesciences *	183,964	14,435,655
Entegris	312,762	36,812,087
iRhythm Technologies *	183,739	22,008,257
Lam Research	56,696	46,783,838
Netflix *	83,250	46,962,158
NIKE, Cl B	355,874	36,131,887
NVIDIA	111,292	68,474,629
Okta, Cl A *	378,917	31,317,490
Repligen *	123,060	23,307,564
Snowflake, Cl A *	165,673	32,412,266
Visa, Cl A	252,545	69,010,447

		833,252,911

Total Common Stock

(Cost $799,142,182)		1,319,030,976

Total Investments— 96.9%

(Cost $799,142,182)		$1,319,030,976

Percentages are based on Net Assets of $1,361,307,035.

*	Non-income producing security.

Cl — Class

SAN-QH-001-2800

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